Restructuring - Recognized (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring costs recognized and paid
Severance payments	$ 409
Legal costs	13
Office closure and relocation	3
Restructuring Costs	$ 425